Short Sales and Derivatives - Additional Information (Details) CAD in Millions, $ in Millions	2 Months Ended	3 Months Ended	12 Months Ended
	Mar. 09, 2018 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD
Disclosure of financial assets [line items]
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for assets held at end of period, fair value measurement			$ 612.2	$ (841.3)
Net gains (losses) on investments			1,467.5	(1,203.6)
Notional amount		$ 4,783.5	6,396.9	4,783.5
Assets pledged for short sale and derivative obligations, at cost		322.9	272.5	322.9
Financial Assets Pledged As Collateral For Liabilities Or Contingent Liabilities, Fair Value Changes		86.4	36.0	86.4
Financial Assets Pledged As Collateral For Liabilities Or Contingent Liabilities, Entering Derivative Contracts		236.5	236.5	236.5
Net realized gains (losses)			855.3	(362.3)
Financial assets pledged as liabilities		5,481.0	5,706.0	5,481.0
Losses on hedge of net investment in Canadian subsidiaries			106.3	37.5
Equity total return swaps – short positions
Disclosure of financial assets [line items]
Net cash paid (received) for derivative closures and reset provisions			485.6	915.8
Notional amount of derivatives settled		6,350.6	1,202.9	6,350.6
Net gains (losses) on investments			(237.9)	(955.2)
Realized loss on derivatives		2,665.4	553.1	2,665.4
Notional amount		1,623.0	892.5	1,623.0
Unrealized gain (loss)	$ (190.9)		(315.2)	(1,710.2)
S&P 500 - call options
Disclosure of financial assets [line items]
Notional amount of derivatives settled			1,100.0
Net gains (losses) on investments			10.1
Equity total return swaps – long positions, individual equities
Disclosure of financial assets [line items]
Notional amount		283.9	706.3	283.9
Equity total return swaps – long positions
Disclosure of financial assets [line items]
Net cash paid (received) for derivative closures and reset provisions			(21.6)	(10.4)
Notional amount		213.1	697.8	213.1
U.S. treasury bond forward contracts
Disclosure of financial assets [line items]
Notional amount		3,013.4	1,693.8	3,013.4
CPI-linked derivative contracts
Disclosure of financial assets [line items]
Notional amount		110,365.5	117,254.6	110,365.5
Unrealized gain (loss)			$ (638.8)	$ (586.6)
Average life (in years)			4 years 7 months 6 days	5 years 7 months 6 days
Hedges of net investment in foreign operations | Unsecured senior notes
Disclosure of financial assets [line items]
Borrowings | CAD					CAD 2,212.9	CAD 1,975.0
Borrowings at fair value		1,618.1	$ 1,868.6	$ 1,618.1
Other price risk | CPI-linked derivative contracts
Disclosure of financial assets [line items]
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for assets held at end of period, fair value measurement			$ (71.0)	$ (196.2)
Average life (in years)			4 years 7 months 6 days	5 years 7 months 6 days
Credit risk | Cash
Disclosure of financial assets [line items]
Financial assets pledged as liabilities		8.3	$ 3.6	$ 8.3
Credit risk | Government securities
Disclosure of financial assets [line items]
Financial assets pledged as liabilities		$ 54.4	$ 35.9	$ 54.4
Subsequent event | Equity total return swaps – short positions
Disclosure of financial assets [line items]
Notional amount of derivatives settled	481.3
Net gains (losses) on investments	(8.1)
Realized loss on derivatives	199.0
Notional amount	509.0
Unrealized gain (loss)	$ (190.9)